Remaining Unsatisfied Performance Obligations (Details Narrative)	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Contract revenue recognized description	Company expects to recognize approximately 48% of its RUPOs as revenue during the next twelve months, and the balance thereafter.